Employee benefits (Details 2) - Performance Share Unit Program [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,873,175	1,177,755	1,709,955
Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	April 29, 2024	January 2, 2023	January 3, 2022
Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 12.49	$ 16.6	$ 13.81
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	35.60%	48.33%	39.00%
Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years	3 years	3 years
Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	66.95%	72.42%	51.20%
Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	81.56%	69.17%	44.12%